Property Plant Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	€ 3,746	€ 2,620	€ 2,301
Additions	2,323	2,887	1,459
Depreciation charge	(2,193)	(1,761)	(1,140)
Property, plant and equipment, Ending Balance	3,876	3,746	2,620
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	20,841	17,954	16,495
Property, plant and equipment, Ending Balance	23,164	20,841	17,954
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(17,095)	(15,334)	(14,194)
Property, plant and equipment, Ending Balance	(19,288)	(17,095)	(15,334)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	355	389	0
Additions		0	413
Depreciation charge	(34)	(34)	(24)
Property, plant and equipment, Ending Balance	321	355	389
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	413	413	0
Property, plant and equipment, Ending Balance	413	413	413
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(58)	(24)	0
Property, plant and equipment, Ending Balance	(92)	(58)	(24)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	2,517	1,363	1,045
Additions	2,022	2,421	960
Depreciation charge	(1,664)	(1,267)	(642)
Property, plant and equipment, Ending Balance	2,875	2,517	1,363
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	14,799	12,378	11,418
Property, plant and equipment, Ending Balance	16,821	14,799	12,378
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(12,282)	(11,015)	(10,373)
Property, plant and equipment, Ending Balance	(13,946)	(12,282)	(11,015)
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	365	198	371
Additions	183	346	50
Depreciation charge	(176)	(179)	(223)
Property, plant and equipment, Ending Balance	372	365	198
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	2,445	2,099	2,049
Property, plant and equipment, Ending Balance	2,628	2,445	2,099
Furniture [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(2,080)	(1,901)	(1,678)
Property, plant and equipment, Ending Balance	(2,256)	(2,080)	(1,901)
Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	333	563	793
Additions		0	0
Depreciation charge	(229)	(230)	(230)
Property, plant and equipment, Ending Balance	104	333	563
Property, plant and equipment under operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	2,181	2,181	2,181
Property, plant and equipment, Ending Balance	2,181	2,181	2,181
Property, plant and equipment under operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(1,848)	(1,618)	(1,388)
Property, plant and equipment, Ending Balance	(2,077)	(1,848)	(1,618)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	176	107	92
Additions	118	120	36
Depreciation charge	(89)	(51)	(21)
Property, plant and equipment, Ending Balance	205	176	107
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,003	883	847
Property, plant and equipment, Ending Balance	1,121	1,003	883
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	(827)	(776)	(755)
Property, plant and equipment, Ending Balance	€ (916)	€ (827)	€ (776)